UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC.  January 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 97.80%

Aerospace 0.86%
Lockheed Martin Corp.	897,900	$87,267
Rockwell Collins, Inc.	1,370,531	93,484
Total		180,751

Agriculture, Fishing & Ranching 1.03%
Monsanto Co.	3,935,510	216,807

Banks 8.11%
Bank of America Corp.	3,927,728	206,520
Bank of New York Co., Inc. (The)	4,807,153	192,334
BB&T Corp.	508,400	21,485
Fifth Third Bancorp	1,513,200	60,377
JPMorgan Chase & Co.	7,323,987	373,011
Marshall & Ilsley Corp.	2,818,152	132,622
Mellon Financial Corp.	5,198,515	222,184
Mitsubishi UFJ Financial Group, Inc. ADR	4,100,281	49,818
Regions Financial Corp.	1,373,139	49,790
SunTrust Banks, Inc.	1,964,257	163,230
U.S. Bancorp	4,319,213	153,764
Wachovia Corp.	771,420	43,585
Zions Bancorp.	513,910	43,590
Total		1,712,310

Beverage: Brewers 0.53%
Anheuser-Busch Cos., Inc.	2,213,565	112,825

Beverage: Soft Drinks 2.76%
Coca-Cola Co. (The)	4,150,828	198,742
Coca-Cola Enterprises Inc.	5,460,586	112,051
PepsiCo, Inc.	4,181,810	272,821
Total		583,614

Biotechnology Research & Production 1.73%
Baxter Int’l., Inc.	7,342,353	364,621

Cable Television Services 0.12%
Liberty Media Corp. - Capital Series A Tracking Stock*	238,200	24,368

Chemicals 0.74%
Air Products & Chemicals, Inc.	452,805	$33,806
Praxair, Inc.	1,935,231	122,036
Total		155,842

Communications & Media 0.54%
Time Warner Inc.	5,257,786	114,988

Communications Technology 0.46%
Alcatel-Lucent ADR	2,797,400	36,366
Cisco Systems, Inc.*	2,246,708	59,740
Juniper Networks, Inc.*	116,500	2,111
Total		98,217

Computer Services, Software & Systems 0.11%
Symantec Corp.*	1,271,162	22,512

Computer Technology 2.60%
Hewlett-Packard Co.	4,852,237	210,005
IBM Corp.	1,184,900	117,483
Sun Microsystems, Inc.*	33,346,585	221,421
Total		548,909

Consumer Products 1.00%
Kimberly-Clark Corp.	3,043,371	211,210

Diversified Financial Services 4.99%
American Express Co.	1,450,050	84,422
Citigroup, Inc.	15,424,000	850,325
MetLife, Inc.	1,035,885	64,349
Morgan Stanley	658,600	54,526
Total		1,053,622

Drug & Grocery Store Chains 2.63%
CVS Corp.	4,282,700	144,113
Kroger Co. (The)	14,754,582	377,717
SUPERVALU INC.	888,900	33,761
Total		555,591

Drugs & Pharmaceuticals 10.42%
Abbott Laboratories	3,098,210	164,205
AstraZeneca plc ADR	2,217,731	124,082
Bristol-Myers Squibb Co.	4,641,091	133,617

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals (Continued)
Johnson & Johnson	1,926,175	$128,669
Medimmune, Inc.*	3,032,677	105,113
Merck & Co., Inc.	1,529,600	68,450
Novartis AG ADR	7,869,414	453,986
Sanofi-Aventis ADR	5,486,227	241,833
Schering-Plough Corp.	5,123,252	128,081
Teva Pharmaceutical Industries Ltd. ADR	5,955,473	209,037
Wyeth	8,962,664	442,845
Total		2,199,918

Electrical Equipment & Components 0.92%
Emerson Electric Co.	4,316,454	194,111

Electronics: Semi-Conductors/Components 0.16%
Intel Corp.	1,610,600	33,758

Electronics: Technology 2.44%
General Dynamics Corp.	2,559,670	200,038
Raytheon Co.	6,069,069	314,985
Total		515,023

Engineering & Contracting Services 0.25%
Fluor Corp.	646,794	53,425

Financial Data Processing Services & Systems 0.50%
Automatic Data Processing, Inc.	2,216,572	105,775

Financial: Miscellaneous 2.84%
Fannie Mae	5,448,884	308,025
Freddie Mac	3,149,596	204,503
MBIA, Inc.	1,227,811	88,194
Total		600,722

Foods 4.05%
Campbell Soup Co.	7,167,165	275,793
Kellogg Co.	1,588,460	78,263
Kraft Foods, Inc. Class A	14,344,887	500,923
Total		854,979

Gold 2.63%
Barrick Gold Corp. (Canada)(a)	10,352,503	$306,641
Newmont Mining Corp.	5,523,318	249,102
Total		555,743

Health & Personal Care 0.65%
Medco Health Solutions, Inc.*	716,150	42,403
WellPoint, Inc.*	1,203,735	94,349
Total		136,752

Healthcare Management Services 0.17%
Aetna Inc.	849,500	35,815

Insurance: Multi-Line 2.69%
Allstate Corp. (The)	287,700	17,308
American Int’l. Group, Inc.	6,552,363	448,509
Hartford Financial Group, Inc. (The)	162,000	15,375
Lincoln National Corp.	1,296,225	87,029
Total		568,221

Insurance: Property-Casualty 0.75%
ACE Ltd. (Bermuda)(a)	1,842,992	106,488
XL Capital Ltd. Class A (Bermuda)(a)	758,581	52,342
Total		158,830

Machinery: Construction & Handling 0.61%
Caterpillar Inc.	2,017,598	129,267

Machinery: Industrial/Specialty 0.29%
Illinois Tool Works Inc.	1,189,150	60,635

Machinery: Oil Well Equipment & Services 1.28%
Schlumberger Ltd.
(Netherlands Antilles)(a)	4,248,667	269,748

Medical & Dental Instruments & Supplies 1.64%
Boston Scientific Corp.*	18,764,078	346,197

Milling: Fruit & Grain Processing 0.24%
Archer Daniels Midland Co.	1,615,800	51,706

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Miscellaneous: Consumer Staples 1.40%
Diageo plc ADR	3,751,528	$295,358

Multi-Sector Companies 2.81%
Eaton Corp.	269,801	21,139
General Electric Co.	15,881,211	572,518
Total		593,657

Office Furniture & Business Equipment 0.17%
Pitney Bowes Inc.	744,420	35,635

Oil: Crude Producers 0.64%
Apache Corp.	151,430	11,031
Devon Energy Corp.	1,777,800	124,606
Total		135,637

Oil: Integrated International 6.80%
Chevron Corp.	3,192,825	232,693
Exxon Mobil Corp.	16,256,093	1,204,577
Total		1,437,270

Paper 1.20%
International Paper Co.	7,518,093	253,360

Publishing: Newspapers 0.10%
Gannett Co., Inc.	347,035	20,177

Radio & TV Broadcasters 0.35%
News Corp. Class B	3,062,400	74,876

Rental & Leasing Services: Consumer 0.26%
Hertz Global Holdings, Inc.*	2,927,966	54,519

Retail 1.95%
Costco Wholesale Corp.	696,827	39,148
Federated Department Stores, Inc.	2,137,230	88,674
J. Crew Group, Inc.*	1,851,624	67,269
Kohl’s Corp.*	494,885	35,092
TJX Cos., Inc. (The)	1,912,252	56,545
Wal-Mart Stores, Inc.	2,632,646	125,551
Total		412,279

Services: Commercial 2.57%
IAC/InterActiveCorp.*	6,847,928	262,960
Waste Management, Inc.	7,359,975	279,532
Total		542,492

Soaps & Household Chemicals 5.51%
Clorox Co. (The)	3,487,441	$228,148
Colgate-Palmolive Co.	802,050	54,780
Procter & Gamble Co. (The)	13,589,602	881,558
Total		1,164,486

Utilities: Cable TV & Radio 1.89%
Comcast Corp., Special Class A*	9,204,204	400,015

Utilities: Electrical 6.45%
Ameren Corp.	2,194,428	116,546
Consolidated Edison, Inc.	1,411,942	68,169
Dominion Resources, Inc.	1,824,382	151,351
Entergy Corp.	449,265	41,714
FPL Group, Inc.	3,875,449	219,544
PG&E Corp.	6,232,054	290,912
PPL Corp.	4,710,741	167,702
Progress Energy, Inc.	2,488,540	118,305
Southern Co. (The)	5,167,308	188,762
Total		1,363,005

Utilities: Gas Distributors 0.40%
Spectra Energy Corp.*	3,206,376	83,750

Utilities: Gas Pipelines 0.64%
El Paso Corp.	8,711,536	135,203

Utilities: Telecommunications 3.92%
AT&T Inc.	22,021,146	828,656

Total Common Stocks
(cost $16,550,080,999)		20,657,187

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.88%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $116,145,000 of Federal Home Loan Bank at 5.25% due 8/5/2009 and $50,000,000 of Federal Home Loan Mortgage Corp. at 4.125% due 11/18/2009 and $227,355,000 of Federal National Mortgage Assoc. at 5.20% to 7.25% due from 11/20/2009 to 11/15/2010; value: $404,097,063; proceeds: $396,219,840 (cost $396,168,669)	$396,169	$396,169

Total Investments in Securities 99.68%
(cost $16,946,249,668)		21,053,356
Cash and Other Assets in Excess of Liabilities 0.32%		68,300
Net Assets 100.00%		$21,121,656

ADR	American Depositary Receipt.
Tracking Stock	A security issued by a parent company that tracks the performance of a particular division.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation– Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of the trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.     FEDERAL TAX INFORMATION

As of January 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,948,645,202
Gross unrealized gain	4,257,482,622
Gross unrealized loss	(152,772,001)
Net unrealized security gain	$4,104,710,621

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007